Reclassifications	6 Months Ended
Jun. 30, 2013
Reclassifications [Abstract]
Reclassifications	(3) Reclassifications Certain amounts in the prior period unaudited condensed consolidated financial statements have been reclassified to conform to the 2013 presentation.